Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Changes in Fair Value of Capitalized MSRs
Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2019	2018	2017
Balance at beginning of period	$2,791	$2,645	$2,591
Rights purchased	20	8	13
Rights capitalized	559	397	445
Rights sold (a)	5	(27)	–
Changes in fair value of MSRs
Due to fluctuations in market interest rates ( b )	(390)	98	(23)
Due to revised assumptions or models ( c )	23	56	18
Other changes in fair value ( d )	(462)	(386)	(399)

Balance at end of period	$2,546	$2,791	$2,645

(a)	MSRs sold in 2019 include those having a negative fair value, resulting from the related loans being severely delinquent.

(b)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.

(c)
Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income and option adjusted spread, as well as the impact of any model changes.

(d)	Primarily represents changes due to realization of expected cash flows over time (decay).

Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments
The estimated sensitivity to changes in interest rates of the fair value of the MSR portfolio and the related derivative instruments as of December 31 follows:

	2019						2018
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(663)	$(316)	$(153)	$141	$269	$485	$(501)	$(223)	$(105)	$92	$171	$295
Derivative instrument hedges	613	306	152	(143)	(279)	(550)	455	215	104	(94)	(177)	(321)
Net sensitivity	$(50)	$(10)	$(1)	$(2)	$(10)	$(65)	$(46)	$(8)	$(1)	$(2)	$(6)	$(26)

MSRs and Related Characteristics by Portfolio
A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2019				2018
(Dollars in Millions)	HFA	Government	Conventional (d)	Total	HFA	Government	Conventional (d)	Total
Servicing portfolio (a)	$44,906	$35,302	$143,310	$223,518	$44,384	$35,990	$148,910	$229,284
Fair value	$486	$451	$1,609	$2,546	$526	$465	$1,800	$2,791
Value (bps) (b)	108	128	112	114	119	129	121	122
Weighted-average servicing fees (bps)	34	39	28	31	34	36	27	30
Multiple (value/servicing fees)	3.15	3.29	4.00	3.67	3.45	3.63	4.52	4.11
Weighted-average note rate	4.65%	3.99%	4.07%	4.17%	4.59%	3.97%	4.06%	4.15%
Weighted-average age (in years)	3.7	4.9	4.8	4.6	3.3	4.7	4.5	4.3
Weighted-average expected prepayment (constant prepayment rate)	12.2%	13.7%	12.2%	12.4%	9.8%	11.0%	9.1%	9.5%
Weighted-average expected life (in years)	6.5	5.7	5.9	6.0	7.7	6.7	7.1	7.2
Weighted-average option adjusted spread (c)	8.4%	7.9%	6.9%	7.3%	8.6%	8.3%	7.2%	7.6%

(a)	Represents principal balance of mortgages having corresponding MSR asset.

(b)	Calculated as fair value divided by the servicing portfolio.

(c)	Option adjusted spread is the incremental spread added to the risk-free rate to reflect optionality and other risk inherent in the MSRs.

(d)	Represents loans sold primarily to GSEs.